Note 8. Income Tax Benefit (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block Supplement [Abstract]
Schedule of Components of Income Tax (Provision) Benefit

The components of the income tax (provision) benefit for the years ended December 31, were as follows:

	December 31,
	2015	2014

Current tax benefit:
Federal	$443,173	$63,572
State	37,936	-

Total	481,109	63,572

Deferred tax (expense):
Federal	(88,719)	-
State	(16,914)	-

Total	(105,633)	-

Total Income Tax Benefit Before Valuation Allowance	375,476	63,572

Valuation allowance	(375,476)	(63,572)

Total Income Tax Benefit	$-	$-

Deferred tax assets:
Net operating loss carryforward	$367,926	$63,572
Less valuation allowance	(367,926)	(63,572)

	$-	$-

Schedule of Reconciliation of the Provision (Benefit) for Income Taxes

The reconciliation of the provision (benefit) for income taxes computed at the U.S. federal statutory graduated tax rates to the Company's effective tax rate for the years ended December 31, 2015 and 2014 is as follows:

	Years Ended
	December 31,
	2015	2014

Federal provision (benefit) at statutory
graduated tax rates	(35.00%)	(17.51%)
Change in valuation allowance	35.00%	17.51%

	0.00%	0.00%